3. Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Tables/Schedules
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of September 30, 2017, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 30,169	$ -	$ 30,169	$ -
Total assets measured at fair value - unaudited	$ 30,169	$ -	$ 30,169	$ -

As of December 31, 2016, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 41,191	$ -	$ 41,191	$ -
Total assets measured at fair value	$ 41,191	$ -	$ 41,191	$ -

As of December 31, 2016, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 28,051	$ -	$ 28,051	$ -
Total assets measured at fair value	$ 28,051	$ -	$ 28,051	$ -

As of December 31, 2015, assets and liabilities measured at fair value on a recurring basis were as follows:

	Total	Level 1	Level 2	Level 3
Assets:
Digital Currency	$ 5,203	$ -	$ 5,203	$ -
Total assets measured at fair value	$ 5,203	$ -	$ 5,203	$ -

Liabilities:
Derivative Liability	$ 80,902	$ -	$ -	$ 80,902
Total liabilities measured at fair value	$ 80,902	$ -	$ -	$ 80,902